Property, Plant and Equipment	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
10.	Property, plant and equipment

Changes in the Group's property, plant and equipment for the years ended June 30, 2020 and 2019 are as follows:

	Other buildings and facilities	Furniture and fixtures	Machinery and equipment	Vehicles	Others	Total
As of June 30, 2018
Costs	466,951	221,800	1,391,729	19,567	832	2,100,879
Accumulated depreciation	(229,947)	(169,558)	(1,235,874)	(15,777)	-	(1,651,156)
Net book amount as of 06.30.18	237,004	52,242	155,855	3,790	832	449,723
Additions	-	49,898	45,917	-	-	95,815
Disposals	-	(584)	(1,240)	-	-	(1,824)
Transfers	-	1,784	18,483	-	-	20,267
Depreciation charges (i)	(17,061)	(12,421)	(57,086)	(3,065)	-	(89,633)
Revaluation results	-	454	130	-	-	584
As of June 30, 2019	219,943	91,373	162,059	725	832	474,932
Costs	466,951	273,352	1,455,019	19,567	832	2,215,721
Accumulated depreciation	(247,008)	(181,979)	(1,292,960)	(18,842)	-	(1,740,789)
Net book amount as of 06.30.19	219,943	91,373	162,059	725	832	474,932
Additions	92,030	18,766	48,413	-	-	159,209
Disposals	-	(2,122)	(4,964)	-	-	(7,086)
Transfers	(168,578)	-	(14,244)	-	-	(182,822)
Depreciation charges (i)	(15,191)	(14,790)	(60,362)	(561)	-	(90,904)
Revaluation results	-	(136)	(583)	-	-	(719)
As of June 30, 2020	128,204	93,091	130,319	164	832	352,610
Costs	390,403	289,860	1,483,641	19,567	832	2,184,303
Accumulated depreciation	(262,199)	(196,769)	(1,353,322)	(19,403)	-	(1,831,693)
Net book amount as of 06.30.20	128,204	93,091	130,319	164	832	352,610

(i)	As of June 30, 2020 and 2019, depreciation charges were charged to "Costs" in the amount of ARS 74,999 and ARS 71,595, respectively, to "General and administrative expenses" in the amount of ARS 15,854 and ARS 17,388, respectively and to "Selling expenses" in the amount of ARS 51 and ARS 650, respectively, in the Statements of Comprehensive Income (Note 26).

As of June 30, 2020 and 2019, there are no properties under development included in these items, there were no capitalization of financial costs anual no items of property plant and equipment have assets been mortgaged to guarantee group loans.